Dreyfus Municipal Bond Opportunity Fund

Incorporated herein by reference is a revised version of the Fund's prospectus dated September 1, 2013, filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 19, 2014 (SEC Accession No. 0000797923-14-000004).